Share based payments - Equity incentive plan - Non-vested share awards (Details) (USD $)	0 Months Ended	9 Months Ended
	Nov. 05, 2012	Sep. 30, 2012
Share Based Payments [Abstract]
Unrecognized compensation cost		$ 588,966
Expected period of recognition for unrecognized compensation cost		0 years 8 months 27 days
Ten for one reverse stock split	10-for-1